Nature of the Business - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (42,767)	$ (33,991)	$ (121,888)	$ (100,430)
Accumulated deficit	$ (643,228)		$ (643,228)		$ (521,340)